Ordinary Shares Subject to Possible Redemption (Details) - Schedule of condensed balance sheets is reconciled - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Condensed Balance Sheets Is Reconciled Abstract
Gross proceeds received from Initial Public Offering	$ 160,000,000	$ 160,000,000
Less:
Offering costs allocated to Public Shares	(9,418,420)	(9,418,420)
Plus:
Accretion on ordinary shares to redemption value	9,418,420	9,418,420
Ordinary shares subject to possible redemption as of December 31, 2021	160,000,000	$ 160,000,000
Increase in redemption value of ordinary shares subject to possible redemption	139,964
Ordinary shares subject to possible redemption as of June 30, 2022	$ 160,139,964